CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues
Operating expenses:
Compensation and related taxes	1,439,412	8,320,213	3,073,655	14,810,946			19,726,749	1,425,451	20,808,828	23,882,483
Exploration cost	299,603	1,770,062	715,075	3,059,961			5,221,001	2,298,090	7,021,023	7,736,098
Consulting fees	437,080	685,949	782,613	1,604,573			2,334,297	6,475,520	7,905,476	8,688,089
General and administrative expenses	962,154	1,284,812	2,066,030	2,306,675			4,172,283	2,037,692	5,604,753	7,670,783
Total operating expenses	3,138,249	12,061,036	6,637,373	21,782,155			31,454,330	12,236,753	41,340,080	47,977,453
Operating loss from continuing operations	(3,138,249)	(12,061,036)	(6,637,373)	(21,782,155)			(31,454,330)	(12,236,753)	(41,340,080)	(47,977,453)
OTHER INCOME (EXPENSES):
Other income				80,000			80,000		80,000	80,000
Gain from sale of uranium assets pursuant to an option agreement				930,000			930,000		930,000	930,000
Gain from sale of subsidiaries		2,500,000		2,500,000			2,500,000		2,500,000	2,500,000
Loss from extinguishment of debts				(4,769,776)			(4,769,776)		(4,769,776)	(4,769,776)
Change in fair value of derivative liability				(1,454,889)			(1,454,889)	6,902,806	5,447,917	5,447,917
Loss from disposal of assets		(12,494)		(21,928)			(18,729)	(174,030)	(192,759)	(192,759)
Warrant settlement expense	(45,484)	(4,883,196)	(45,484)	(4,883,196)			4,883,196	(4,799,000)	9,682,196	(9,727,680)
Realized gain - trading securities				19,702			19,702		19,702	19,702
Realized gain - available for sale securities (see Note 4)	1,205,000	17,600	1,656,333	340,600		1,490,600	1,490,600		1,490,600	3,146,933
Share of loss of equity method investee		(83,333)		(83,333)			(83,333)		(83,333)	(83,333)
Interest expense and other finance costs, net of interest income	(8,995)	(8,356)	(17,702)	(11,338,774)			11,408,798	5,964,380	15,924,274	(15,941,976)
Total other income (expenses) - net	1,150,521	(2,469,779)	1,593,147	(18,681,594)			(17,598,419)	(9,232,810)	(20,184,119)	(18,590,972)
Loss from continuing operations before provision for income taxes	(1,987,728)	(14,530,815)	(5,044,226)	(40,463,749)			(49,052,749)	(21,469,563)	(61,524,199)	(66,568,425)
Provision for income taxes
Loss from continuing operations	(1,987,728)	(14,530,815)	(5,044,226)	(40,463,749)			(49,052,749)	(21,469,563)	(61,524,199)	(66,568,425)
Discontinued operations:
(Loss) gain from discontinued operations, net of tax		(124)		(50,298)			(50,298)	(3,088,373)	802,367	802,367
Net loss	(1,987,728)	(14,530,939)	(5,044,226)	(40,514,047)			(49,103,047)	(24,557,936)	(60,721,832)	(65,766,058)
Less: Net loss (income) attributable to non-controlling interest		(1,770)		(1,164)			(1,164)	1,164	(172,517)	(172,517)
Net loss attributable to Pershing Gold Corporation	(1,987,728)	(14,532,709)	(5,044,226)	(40,515,211)			(49,104,211)	(24,556,772)	(60,894,349)	(65,938,575)
Preferred deemed dividend		(1,086,000)		(2,702,777)			(2,702,777)	(3,284,396)	(5,987,173)	(5,987,173)
Preferred stock dividends		(12,150)		(21,150)	79,278		(21,150)		(21,150)	(21,150)
Net loss available to common stockholders	$ (1,987,728)	$ (15,630,859)	$ (5,044,226)	$ (43,239,138)			$ (51,828,138)	$ (27,841,168)	$ (66,902,672)	$ (71,946,898)
Loss per common share, basic and diluted:
Loss from continuing operations (in dollars per share)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.22)			$ (0.22)	$ (0.31)	$ (0.25)	$ (0.31)
Loss from discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00			$ 0.00	$ (0.04)	$ 0.00	$ 0.00
Earnings per share basic and diluted (in dollars per share)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.22)			$ (0.22)	$ (0.35)	$ (0.25)	$ (0.31)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted ( in shares )	273,292,023	208,433,252	271,700,310	180,593,498			219,530,283	70,372,421	242,840,594	217,215,254